TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

23.   TRADE AND NOTES PAYABLES

	December 31,	December 31,
	2017	2018
Trade payables	7,767,482	8,568,438
Notes payable	4,592,959	5,439,162

	12,360,441	14,007,600

As at December 31, 2018, except for trade and notes payables of the Group amounting to RMB213 million (December 31, 2017: RMB56 million) which were denominated in USD, all trade and notes payables were denominated in RMB.

The ageing analysis of trade and notes payables is as follows:

	December 31,	December 31,
	2017	2018
Within 1 year	11,748,228	13,598,040
Between 1 and 2 years	199,889	140,517
Between 2 and 3 years	200,191	47,111
Over 3 years	212,133	221,932

	12,360,441	14,007,600

The trade and notes payables are non-interest-bearing and are normally settled within one year.